Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net loss	$ (23,438)	$ (33,314)	$ (18,346)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	553	689	752
Derivatives (gain) loss	(593)	10,804	376
Common stock issued to 401(k) plan	208	201	173
Common stock issued for services			477
Share-based compensation expense	5,063	4,666	2,730
Other non-cash investment activities	98
Changes in operating assets and liabilities:
Restricted cash		61	180
Prepaid expenses	(267)	888	(363)
Insurance receivable			(689)
Other assets	(324)	3	4
Accounts payable	489	(48)	(330)
Accrued expenses	1,471	(279)	(248)
Net cash used in operating activities	(16,740)	(16,329)	(15,284)
Cash flows from investing activities:
Purchases of marketable securities	(18,916)	(5,274)
Sales of marketable securities	12,515
Non-cash disposals of property and equipment			45
Purchases of property and equipment	(107)	(5)	(47)
Net cash used in investing activities	(6,508)	(5,279)	(2)
Cash flows from financing activities:
Proceeds from exercise of stock options	191	1,068	212
Proceeds from issuance of stock under ESPP	91
Proceeds from exercise of warrants		7,789	12
Repayment of note payable		(18)	(56)
Principal payments on capital lease obligation			(21)
Repayment of loan payable	(395)	(250)
Proceeds from issuance of common stock and warrants	29,905	14,480	14,618
Net cash provided by financing activities	29,792	23,069	14,765
Increase (decrease) in cash and cash equivalents	6,544	1,461	(521)
Cash and cash equivalents at beginning of period	14,920	13,459	13,980
Cash and cash equivalents at end of period	21,464	14,920	13,459
Supplemental disclosure of cash flow information and non-cash investing and financing activities:
Cash paid for interest	103	121	132
Fair value of warrants issued in connection with underwriting agreement			$ 6,848
Cashless exercise of equity-classified warrants to common stock	$ 90	251
Reclassification of derivative warrant liability to additional paid-in capital		$ 16,121